Risk management - Forborne Loans Roll Forward (Details) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Changes in the portfolio
Beginning balance	€ 903,013
Credit risk | Forborne loan portfolio
Changes in the portfolio
Beginning balance	36,164
Refinancing and restructuring of the period	5,165
Memorandum item: Impact recorded in the income statement for the period	1,312
Debt repayment	(5,753)
Foreclosure	(320)
Derecognized from the consolidated balance sheet	(1,420)
Other changes	(319)
Balance at end of year	€ 33,517